Summary of Significant Accounting Policies - Schedule of Disaggregation of the Company’s Revenues from Continuing Operations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Battery cells, packs and solar cells segment
Net revenues	$ 6,363,076	$ 6,565,367
Battery Cells and Packs Segment [Member]
Battery cells, packs and solar cells segment
Net revenues	5,258,770	5,518,183
Sales of self-manufactured battery cells, battery packs, e-bicycles, electronic control system and intelligent robots [Member]
Battery cells, packs and solar cells segment
Net revenues	647,498	636,356
Maintenance services [Member]
Battery cells, packs and solar cells segment
Net revenues	456,749	360,350
Other services [Member]
Battery cells, packs and solar cells segment
Net revenues	$ 59	$ 50,478